STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended									6 Months Ended						0 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended
	Oct. 14, 2011	Jun. 23, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012	Aug. 06, 2012	Jul. 06, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Jun. 21, 2011	Sep. 30, 2012 $ 0.6405 [Member]	Sep. 30, 2012 Investor Warrants [Member]		Sep. 30, 2012 Placement Agent Warrants [Member]		Sep. 30, 2012 January Registration Arrangement [Member]	Oct. 14, 2011 Common Stock. $0.001 Par Value [Member]	Oct. 04, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 23, 2011 Common Stock. $0.001 Par Value [Member]		Sep. 30, 2012 Common Stock. $0.001 Par Value [Member]	Mar. 31, 2012 Common Stock. $0.001 Par Value [Member]	Aug. 06, 2012 Common Stock. $0.001 Par Value [Member]	Dec. 23, 2011 Common Stock. $0.001 Par Value [Member]	Apr. 10, 2011 Common Stock. $0.001 Par Value [Member]	Sep. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion of First Milestone [Member]	Sep. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion Milestone Two [Member]	Sep. 30, 2012 Common Stock. $0.001 Par Value [Member] Shares Released from Escrow upon Completion Milestone Three [Member]	Aug. 06, 2012 Warrant [Member]
Common stock, shares authorized			100,000,000	100,000,000		100,000,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued			63,555,635	63,555,635		58,354,775								79,800,000
Common stock, shares outstanding			63,555,635	63,555,635		58,354,775								79,800,000											63,555,635	58,354,775			6,000,000
Common shares cancelled, shares																						3,000,000	33,000,000
Common shares cancelled																						$ 3,000
Number of shares issued for business acquisition		12,000,000																					12,000,000
Contingent shares to be released from escrow upon completion of milestones		6,000,000																							6,000,000					3,000,000	1,500,000	1,500,000
Common shares released from escrow																							3,000,000	[1]
Common stock issued, price per share						$ 1.39		$ 0.46875	$ 0.832143	$ 1.39	$ 1.5	$ 0.25	$ 0.25								$ 0.25	$ 0.25					$ 0.27	$ 0.25					$ 0.18
Number of shares issued for services										27,500	35,000																	750,000
Number of shares issued for cash																						400,000
Value of shares issued										38,225	52,500											100,000
Shares issued to each director																					1,500,000
Common shares issued for future director services on October 4, 2011, shares																					3,000,000					3,000,000
Number of shares vesting on each anniversary																					750,000
Common shares issued for future director services on October 4, 2011	750,000																									3,000
Amortization of stock issued for Directors' services			93,750	187,500	187,500	187,500
Restricted common shares issued for farm management services to a related party valued at $0.79 per share discounted at 69% on July 5, 2012, shares																									500,000
Common stock issued, discount percent				0.69%
Restricted common shares issued for farm management services to a related party valued at $0.79 per share discounted at 69% on July 5, 2012				272,550																					500
Restricted common shares issued for technology rights valued at $0.79 per share discounted at 69% on July 5, 2012, shares																									3,000,000
Restricted common shares issued for technology rights valued at $0.79 per share discounted at 69% on July 5, 2012				1,635,300																					3,000
Proceeds from issuance of stock and warrants				447,501
Legal fees				12,500
"Piggy back" registration rights, percentage				8.00%
Stock issuance costs				40,000
Common shares and warrants issued for cash to two investors at $0.46875 per unit on August 6, 2012, shares																									1,066,667
Common shares and warrants issued for cash to two investors at $0.46875 per unit on August 6, 2012				500,000																					1,067
Proceeds from sale of common stock				447,501		100,000
Proceeds from issuance of warrants				207,782
Percentage of liquidating damages				6.00%
Registration Payment Arrangement [Line Items]
Maximum value of shares to be issued																				20,000,000
Percent of market price																				93.00%
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares covered by warrants																1,066,667		85,333
Exercise price of warrants																$ 0.6405		$ 0.6405
Expected life (year)																5		5
Expected volatility																68.25%	[2]	68.25%	[2]
Expected annual rate of quarterly dividends																0.00%		0.00%
Risk-free rate(s)																0.63%		0.63%
Fair value of warrants																192,391		15,391
Number of Warrant Shares
Balance, March 31, 2012
Granted				1,152,000
Canceled
Exercised
Expired
Balance, September 30, 2012			1,152,000	1,152,000
Earned and exercisable, September 30, 2012			1,152,000	1,152,000
Unvested, September 30, 2012
Weighted Average Exercise Price
Balance, March 31, 2012
Granted				$ 0.6405
Canceled
Exercised
Expired
Balance, September 30, 2012			$ 0.6405	$ 0.6405
Earned and exercisable, September 30, 2012			$ 0.6405	$ 0.6405
Unvested, September 30, 2012
Fair Value at Date of Issuance
Balance, March 31, 2012							207,782
Granted				$ 207,782.0
Canceled
Exercised
Expired
Earned and exercisable, September 30, 2012			207,782	207,782
Unvested, September 30, 2012
Aggregate Intrinsic Value
Balance, March 31, 2012
Granted
Canceled
Exercised
Expired
Balance, September 30, 2012
Earned and exercisable, September 30, 2012
Unvested, September 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum				$ 0.6405											$ 0.6405
Range of Exercise Prices, maximum				$ 0.6405											$ 0.6405
Number Outstanding			1,152,000	1,152,000											1,152,000
Average Remaining Contractual Life (in years)			4.84	4.84											4.84
Weighted Average Exercise Price			$ 0.6405	$ 0.6405											$ 0.6405
Number Exercisable			1,152,000	1,152,000											1,152,000
Average Remaining Contractual Life (in years)			4.84	4.84											4.84
Weighted Average Exercise Price			$ 0.6405	$ 0.6405											$ 0.6405

[1]	On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.
[2]	As a newly formed entity it is not practicable for the Company to estimate the expected volatility of its share price. The Company selected five (5) comparable public companies listed on NYSE MKT and NASDAQ Capital Market within nutritional supplements industry which the Company plans to engage in to calculate the expected volatility. The Company calculated those five (5) comparable companies' historical volatility over the expected life of the options or warrants and averaged them as its expected volatility.